Fair Value Measurements (Details)	Sep. 30, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 249,999,104
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	249,999,104
U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account
U.S. Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account